Property, Plant and Equipment, Net - Schedule of Depreciation and Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Depreciation and Amortization Expense [Abstract]
Depreciation expense	$ 27	$ 90
Amortization expense	6
Total	$ 33	$ 90